Regulatory Assets and Liabilities	12 Months Ended
Dec. 31, 2020
Regulated Operations [Abstract]
Regulatory Assets and Liabilities	Regulatory Assets and Liabilities
AltaGas accounts for certain transactions in accordance with ASC 980, Regulated Operations. AltaGas refers to this accounting guidance for regulated entities as “regulatory accounting”. Under regulatory accounting, utilities are permitted to defer expenses and income as regulatory assets and liabilities, respectively, in the Consolidated Balance Sheets when it is probable that those expenses and income will be allowed in the rate-setting process in a period different from the period in which they would have been reflected in the Consolidated Statements of Income by a non-rate-regulated entity. These deferred regulatory assets and liabilities are included in the Consolidated Statements of Income in future periods when the amounts are reflected in customer rates. If an application is filed to modify customer rates with certain regulatory commissions, AltaGas is permitted to charge customers new rates, subject to refund, until the regulatory commission renders a final decision. During this interim period, a provision is recorded for a rate refund regulatory liability based on the difference between the amount collected in rates and the amount expected to be recovered from a final regulatory decision.

Management’s assessment of the probability of recovery or pass-through of regulatory assets and liabilities requires judgment and interpretation of laws and regulatory agency orders, rules, and rate-making conventions. The relevant regulatory bodies are the MPSC, RCA, PSC of DC, PSC of MD, and SCC of VA.

If, for any reason, the Corporation ceases to meet the criteria for application of regulatory accounting for all or part of its operations, the regulatory assets and liabilities related to those portions ceasing to meet such criteria would be de-recognized from the Consolidated Balance Sheets and included in the Consolidated Statements of Income for the period in which the discontinuance of regulatory accounting occurs. Criteria that give rise to the discontinuance of regulatory accounting include: (i) increasing competition that restricts the ability of the Corporation to charge prices sufficient to recover specific costs, and (ii) a significant change in the manner in which rates are set by regulatory agencies from cost-based regulation to another form of regulation. The Corporation’s review of these criteria currently supports the continued application of regulatory accounting for all its utilities.

The following table summarizes the regulatory assets and liabilities recorded in the Consolidated Balance Sheets, as well as the remaining period, as at December 31, 2020 and 2019, over which the Corporation expects to realize or settle the assets or liabilities:

As at December 31	2020	2019	Recovery Period
Regulatory assets - current
Deferred cost of gas (a)	$18	$8	Less than one year
Accelerated replacement recovery mechanisms (b)	6	2	Less than one year
Interruptible sharing (a)	2	3	Less than one year
Energy optimization costs	1	—	Less than one year
Virginia and Maryland revenue normalization (a)	19	—	Less than one year
	$46	$13
Regulatory assets - non-current
Deferred regulatory costs (a) (c)	$158	$150	2 - 55 years
Future recovery of pension and other retirement benefits (a)	68	128	Various
Future recovery of non-retirement employee benefits (a) (d)	22	19	Various
Deferred environmental costs (a) (e)	15	18	Various
Deferred loss on debt transactions and derivative instruments (a) (f)	93	99	Various
Deferred future income taxes (a) (g)	46	43	Various
Energy efficiency program - Maryland (h)	18	12	Various
COVID-19 costs (i)	10	—	Various
Other	14	18	Various
	$444	$487
Regulatory liabilities - current
Deferred cost of gas (a)	$56	$61	Less than one year
Refundable tax credit (j)	2	2	Less than one year
Federal income tax rate change (k)	20	33	Less than one year
Virginia rate refund (l)	—	41	Less than one year
Interruptible sharing (a)	1	—	Less than one year
Virginia Coronavirus Relief Fund (m)	10	—	Less than one year
Other	1	9	Less than one year
	$90	$146
Regulatory liabilities - non-current
Refundable tax credit (j)	2	4	2 years
Future expense of pension and other retirement benefits (a)	335	261	Various
Future removal and site restoration costs (n)	462	484	Various
Deferred gain on debt transactions and derivative instruments (a) (f)	1	2	Various
Federal income tax rate change (k)	578	628	Various
Other	3	4	Various
	$1,381	$1,383
(a)    Washington Gas is not entitled to a rate of return on these assets. Washington Gas is allowed to recover and required to pay, using short-term interest rates, the carrying costs related to billed gas costs due from and to its customers in the District of Columbia and Virginia jurisdictions.
(b)    Represents amounts for deferred over or under collections of surcharges associated with Washington Gas' accelerated pipeline recovery programs in the District of Columbia, Maryland, and Virginia.
(c)    Includes deferred gas costs and fair value of derivatives, which are not included in customer bills until settled.
(d)    Represents the timing difference between the recognition of workers compensation and short-term disability costs in accordance with generally accepted accounting principles and the way these costs are recovered through rates. Certain utilities have recovered pension costs related to regulated operations in rates, and as such, the Corporation has recorded a regulatory asset for the unamortized costs associated with the defined benefit and post-retirement benefit plans. Depending on the method utilized by the utility, the recovery period can be either the expected service life of the employees, the benefit period for employees, or a specific recovery period as approved by the respective regulator.
(e)    This balance represents allowed environmental remediation expenditures at SEMCO and Washington Gas sites to be recovered through rates.
(f)    The losses or gains on the issuance and extinguishment of debt and interest-rate derivative instruments include unamortized balances from transactions executed in prior years. These transactions create gains and losses that are amortized over the remaining life of the debt as prescribed by regulatory accounting requirements. As at December 31, 2020, this also includes a fair value adjustment of $76 million (December 31, 2019 - $80 million) recorded on the WGL Acquisition in 2018.
(g)    This balance represents amounts due from customers for deferred tax assets and liabilities related to tax benefits/expenses on deductions flowed directly to customers prior to the adoption of income tax normalizations for ratemaking purposes and to tax rate changes.
(h)    Represents amounts for deferred credits associated with Washington Gas' participation in the energy conservation and efficiency program EmPower in Maryland.
(i)    Regulatory assets established to capture and track incremental COVID-19 related costs.
(j)    On September 18, 2013, CINGSA received a US$15 million gas storage facility tax credit from the State of Alaska for the benefit of its firm storage service customers. CINGSA will derive no direct or indirect benefit from the tax credit. Following receipt of the tax credit, CINGSA deposited it in a separate interest-bearing account. CINGSA will act as a custodian of the tax credit and any interest earned for the benefit of CINGSA's customers. On an annual basis, covering the years 2012 through 2021, CINGSA will disburse to the customers 1/10th of the amount of the tax credit not subject to refund to the State and interest earned. The RCA has approved the disbursement methodology.
(k)    The Tax Cuts and Jobs Act (TCJA) was enacted on December 22, 2017, and required the Corporation to revalue its U.S. deferred tax assets and liabilities in 2018 to the lower federal corporate tax rate of 21 percent, resulting in excess accumulated deferred income taxes. The tax rate reduction created a reduction in deferred tax liability, which SEMCO Gas and Washington Gas are required to refund to ratepayers.
(l)    Represents estimated refunds related to customers billed at a higher rate during the interim period as part of the 2019 Virginia rate case.
(m)    The Virginia Coronavirus Relief Fund was received by WGL to provide direct assistance to Virginia customers with balances over 30 days in arrears.
(n)    This amount and timing of draw down is dependent upon the cost of removal of underlying utility property, plant and equipment and the life of property, plant and equipment.